Loans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended							3 Months Ended			12 Months Ended									12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended											12 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 07, 2013 Acquired From FDIC [Member] Mountain National Bank [Member]	Dec. 31, 2012 Discharged Bankruptcy Loans [Member]	Dec. 31, 2013 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2012 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2011 Permanent Mortgage Portfolio Segment [Member]	Dec. 31, 2010 Permanent Mortgage Portfolio Segment [Member]	Sep. 30, 2011 Permanent Mortgage Portfolio Segment [Member] Nonperforming Loan Sale [Member]	Dec. 31, 2013 Loans Held For Sale [Member]	Dec. 31, 2012 Loans Held For Sale [Member]	Dec. 31, 2013 Residential Real Estate [Member]	Dec. 31, 2013 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2012 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2011 Consumer Real Estate Portfolio Segment [Member]	Dec. 31, 2010 Consumer Real Estate Portfolio Segment [Member]	Dec. 31, 2013 Modified Loans Classified As Tdr [Member]	Dec. 31, 2012 Modified Loans Classified As Tdr [Member]	Dec. 31, 2013 Loans To Mortgage Companies [Member]	Dec. 31, 2012 Loans To Mortgage Companies [Member]	Dec. 31, 2013 Commercial Portfolio Segment [Member] number		Dec. 31, 2012 Commercial Portfolio Segment [Member]	Sep. 30, 2011 Commercial Portfolio Segment [Member] Nonperforming Loan Sale [Member]	Dec. 31, 2013 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2012 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2011 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2010 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2013 Credit Card Class [Member]	Dec. 31, 2012 Credit Card Class [Member]	Dec. 31, 2013 Heloc And Real Estate Installment Classes [Member]	Dec. 31, 2013 Restricted And Secured Consumer Real Estate Loans [Member]	Dec. 31, 2012 Restricted And Secured Consumer Real Estate Loans [Member]	Dec. 31, 2013 Restricted And Secured Permanent Mortgage Real Estate Loans [Member]	Dec. 31, 2012 Restricted And Secured Permanent Mortgage Real Estate Loans [Member]	Dec. 31, 2013 Finance And Insurance Companies [Member]	Dec. 31, 2013 Finance Insurance And Loans To Mortgage Companies [Member]	Dec. 31, 2013 Purchase Credit Impaired Loans [Member]	Dec. 31, 2013 Retail Loans [Member]	Dec. 31, 2013 Maximum [Member] Permanent Mortgage Portfolio Segment [Member]	Dec. 31, 2013 Maximum [Member] Commercial Portfolio Segment [Member]	Dec. 31, 2013 Maximum [Member] Credit Card Class [Member]	Dec. 31, 2013 Maximum [Member] Heloc And Real Estate Installment Classes [Member]	Dec. 31, 2013 Minimum [Member] Non Accruing [Member]	Dec. 31, 2013 Minimum [Member] Permanent Mortgage Portfolio Segment [Member]	Dec. 31, 2013 Minimum [Member] Commercial Portfolio Segment [Member]	Dec. 31, 2013 Minimum [Member] Credit Card Class [Member]	Dec. 31, 2013 Minimum [Member] Heloc And Real Estate Installment Classes [Member]	Dec. 31, 2013 Pass Maximum [Member] number	Dec. 31, 2013 Pass Minimum [Member] number	Dec. 31, 2013 Special Mention number	Dec. 31, 2013 Substandard number	Dec. 31, 2013 Doubtful number	Dec. 31, 2013 Unlikely to be Collected Financing Receivable Maximum [Member] number	Dec. 31, 2013 Commercial Loan P D Grade One [Member]	Dec. 31, 2012 Commercial Loan P D Grade One [Member]	Dec. 31, 2013 Commercial Loan P D Grade Twelve [Member]	Dec. 31, 2012 Commercial Loan P D Grade Twelve [Member]	Dec. 31, 2013 Commercial Loan P D Grade Thirteen [Member]	Dec. 31, 2012 Commercial Loan P D Grade Thirteen [Member]	Dec. 31, 2013 Commercial Loan P D Grade Thirteen [Member] Minimum [Member]	Dec. 31, 2013 Commercial Loan L G D Grade One [Member] Minimum [Member] number	Dec. 31, 2013 Commercial Loan L G D Grade Twelve [Member] Maximum [Member] number	Dec. 31, 2013 Loan Reassessed [Member] Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial & industrial loan portfolio																										10.00%																	22.00%	32.00%
Concentration risk, percentage																	39.00%	35.00%								5.00%																	11.00%
Impaired commercial loans																																																			$ 1,000,000
Troubled debt restructurings loans		352,300,000	358,000,000												193,900,000	178,200,000
Allowance for loan losses		253,809,000	276,963,000	384,351,000	664,799,000			22,491,000		24,928,000		26,194,000	65,009,000					126,785,000		128,949,000		165,077,000	192,350,000	64,600,000	58,900,000			96,245,000	[1]	116,188,000		7,484,000	6,898,000	7,081,000	12,886,000																											85,000	68,000	2,488,000	3,337,000	9,047,000	9,814,000
Ratio of the allowance for loan losses to loans																								18.00%	16.00%
Average balance of impaired loans		442,277,000	471,672,000																									150,453,000		244,761,000
Interest income recognized on impaired loan		7,117,000	6,998,000																									937,000		1,415,000
Commercial loans																										790,609,000	1,824,347,000	9,010,932,000	[2]	9,965,191,000													1,700,000,000																									500,000			1,000,000
Forbearance agreements time period																																																12 months					6 months
TDR, reduction of interest rate by increment, basis points								0.25%																														0.25%
Modified interest rate																																																				2.00%			1.00%
Modified interest rate time period																																															5 years			5 years		5 years
TDRS Maturities								40 years										30 years
Payment reductions, time period																																																	1 year					6 months
Credit card workout program, granted rate reduction																																				0.00%
Credit card workout program, term extension																																				5 years
Commercial loan grades																																																								12	1	13	14	15	16								1	12
Time period of default probability																												1 year
Loans, net of unearned income		15,389,074,000	16,708,582,000	16,397,127,000				662,242,000	[3]	765,583,000	[3]	828,193,000						5,333,371,000	[4]	5,688,703,000	[4]	5,891,546,000				790,609,000	1,824,347,000					336,606,000	289,105,000	284,051,000		185,959,000	182,609,000		333,800,000	402,400,000	11,200,000	13,200,000
Loans acquired						249,001,000
Modified interest rate increase								1.00%
Provision for loan losses		55,000,000	78,000,000	44,000,000			23,000,000	5,024,000		9,314,000	[5]	31,028,000		29,800,000				50,118,000		94,020,000	[5]	121,630,000									6,000,000	9,321,000	9,239,000	9,631,000
Net charge-offs							33,000,000							40,200,000																	7,300,000														400,000
Loans pledged to secure potential borrowings from Federal Reserve Bank																												5,500,000,000
Unpaid principal balance of loans sold														188,000,000																	32,000,000
Unpaid principal balance after partial charge-offs and LOCOM	126,000,000													126,000,000																	23,000,000
Loan loss provision on PCI loans		1,200,000
Allowance - purchased credit impaired loans		$ 817,000						$ 0										$ 11,000														$ 2,000
Lowest expected default probability																												1
Time period within which inherent losses are recognized																																														12 months

[1]	Allowance excludes $.8 million related to PCI loans as of December 31, 2013.
[2]	Balance as of December 31, 2013, excludes PCI loans amounting to $45.9 million.
[3]	Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
[4]	Balances as of December 31, 2013 and 2012, include $333.8 million and $402.4 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
[5]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.